EMPLOYEE BENEFITS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS [Line Items]
Matching contributions of each participant's contributions	50.00%
Employer matching contributions and discretionary contributions	$ 13.1	$ 9.4	$ 7.4
Zuffa Participants [Member]
EMPLOYEE BENEFITS [Line Items]
Eligible percentage of compensation by employee	5.00%
Zuffa Participants [Member] | Maximum [Member]
EMPLOYEE BENEFITS [Line Items]
Matching contribution percentage of compensation	2.50%
WWE Participants [Member]
EMPLOYEE BENEFITS [Line Items]
Eligible percentage of compensation by employee	6.00%
WWE Participants [Member] | Maximum [Member]
EMPLOYEE BENEFITS [Line Items]
Matching contribution percentage of compensation	3.00%